INCOME TAXES	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4. INCOME TAXES

The Company and its subsidiaries file separate income tax returns

The Company is incorporated in the United States, and is subject to United States federal and state income taxes. The Company did not generate any taxable income in the United States for the three and nine months periods ended September 30, 2018 and 2017.

Two subsidiaries are incorporated in Hong Kong, and are subject to Hong Kong Profits Tax at 16.5% for the three and nine months periods ended September 30, 2018 and 2017. Provision for Hong Kong profits tax has not been made for the periods presented as the subsidiaries have no assessable profits during the periods.

One subsidiary is incorporated in PRC, and is subject to PRC Income Tax at 25% for the three and nine months periods ended September 30, 2018 and 2017. Provision for PRC Income Tax has not been made for the periods presented as the subsidiary has no assessable profits during the periods because of the tax loss carried forward from the previous periods.

Deferred taxes are determined based on the temporary differences between the financial statement and income tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences reverse. For the three and nine months periods ended September 30, 2018 and 2017, the Group has tax loss carrying-forwards, which does not recognize deferred tax assets as it is not probable that future taxable profits against which the losses can be utilized will be available in the relevant tax jurisdiction and entity.

The Company did not have U.S, taxable income due to operating in Hong Kong, SAR and PRC. The Company did not file the U.S. federal income tax returns.  The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. No Hong Kong Corporations Profits Tax Return filings are subject to Hong Kong Inland Revenue Department examination.